Initial Public Offering (Details Narrative) - USD ($)		1 Months Ended
	Dec. 01, 2021	Nov. 24, 2021
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		24,000,000
Sale price		$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Proceeds amount		$ 240,000,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	3,600,000
Sale price	$ 10.00
Proceeds amount	$ 36,000,000